SEGMENT REPORTING	12 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 18. SEGMENT REPORTING

The Company operates as one reportable segment in accordance with ASC 280, Segment Reporting. The single reportable segment reflects the Company’s core business operations of securities broker and dealer, dealing in over-the-counter and listed securities.

The Chief Operating Decision Maker (CODM), identified as the Chief Executive Officer, who reviews financial performance and allocates resources on a consolidated basis. The Company’s internal reporting is prepared and reviewed as a single operating unit, without disaggregated information by product line, region, or customer type. Accordingly, the Company has determined that it operates in a single reportable segment.

The following table presents revenue and operating income (loss) for the periods presented:

		For the Transition
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024
Commissions	$5,937,532	$2,679,673
Vetting fees	1,459,321	499,125
Clearing fees	3,165,714	756,393
Net gain/(loss) on firm trading accounts	6,580	10,046
Other revenue	287,465	56,246
Total revenue	$10,856,612	$4,001,483
Loss from operations	$(4,917,281)	$(14,268,826)
Total assets	$60,892,833	$57,466,554

Corporate general and administrative expenses are not allocated to any specific operating component and are included within total operating income.

Segment Assets

The Company does not report separate asset information by segment to the CODM. However, in accordance with ASC 280-10-50-30, the Company has elected to disclose total segment assets, which are equal to consolidated total assets. The table above summarizes total assets.